UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-2907

Waddell & Reed Advisors High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas   66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Portfolio
December 31, 2005
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Capital Equipment - 0.15%
Dresser-Rand Group Inc.*	54,000	$1,305,720

Finance Companies - 0.01%
ONO Finance Plc, Rights (A)*	2,500	50,000

Mining - 0.52%
Phelps Dodge Corporation	32,700	4,704,549

Petroleum -- International - 0.60%
Forest Oil Corporation*	117,400	5,349,918

Utilities -- Gas and Pipeline - 0.36%
Williams Companies, Inc. (The)	140,400	3,253,068

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 1.64%		$14,663,259

(Cost: $11,059,457)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	168,014	168

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	17,500	8,750

TOTAL PREFERRED STOCKS - 0.00%		$8,918

(Cost: $4,931,247)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.82%
Argo-Tech Corporation,
9.25%, 6-1-11	$1,225	1,255,625
BE Aerospace, Inc.,
8.5%, 10-1-10	750	800,625
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	1,225	1,226,531
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,963,750
L-3 Communications Corporation,
6.125%, 1-15-14	4,400	4,356,000
Orbital Sciences Corporation,
9.0%, 7-15-11	3,500	3,710,000
		16,312,531
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,428,250

Apparel - 0.56%
Perry Ellis International, Inc.,
8.875%, 9-15-13	3,500	3,447,500
Quiksilver, Inc.,
6.875%, 4-15-15 (A)	1,600	1,540,000
		4,987,500
Beverages - 0.20%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,820,000

Broadcasting - 3.85%
CCH II and CCH II Capital,
10.25%, 9-15-10	6,380	6,348,100
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	5,700	5,671,500
Echostar DBS Corporation:
5.75%, 10-1-08	2,750	2,695,000
7.30438%, 10-1-08	2,325	2,371,500
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,007,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	9,740,938
NTL Cable PLC,
8.75%, 4-15-14	1,200	1,254,000
PanAmSat Corporation,
6.375%, 1-15-08	2,550	2,550,000
Susquehanna Media Co.,
7.375%, 4-15-13	750	798,750
		34,437,288
Business Equipment and Services - 6.34%
Ahern Rentals, Inc.,
9.25%, 8-15-13 (A)	1,875	1,973,437
Alderwoods Group, Inc.,
7.75%, 9-15-12	2,775	2,872,125
Allied Waste North America, Inc.:
8.875%, 4-1-08	2,375	2,505,625
8.5%, 12-1-08	4,500	4,725,000
9.25%, 9-1-12	2,666	2,885,945
Cardtronics, Inc.,
9.25%, 8-15-13 (A)	800	796,000
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,645,500
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	1,813	1,849,260
Iron Mountain Incorporated:
8.625%, 4-1-13	2,700	2,814,750
7.75%, 1-15-15	7,000	7,052,500
Mac-Gray Corporation,
7.625%, 8-15-15	800	806,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
7.74125%, 12-15-11	2,800	2,842,000
8.0%, 12-15-14	800	764,000
Owens & Minor, Inc.,
8.5%, 7-15-11	4,750	4,987,500
Service Corporation International,
7.0%, 6-15-17 (A)	1,600	1,588,000
Syniverse Technologies, Inc.,
7.75%, 8-15-13	3,900	3,929,250
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	3,992,625
Vertis, Inc.:
10.875%, 6-15-09	6,315	6,220,275
13.5%, 12-7-09 (A)	1,850	1,498,500
		56,748,292
Capital Equipment - 2.32%
Case New Holland Inc.,
9.25%, 8-1-11	5,600	5,992,000
Columbus McKinnon Corporation,
8.875%, 11-1-13 (A)	800	832,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	1,102	1,135,060
IMCO Recycling Inc.,
10.375%, 10-15-10	1,650	1,802,625
Mueller Group, Inc.,
10.0%, 5-1-12	4,825	5,126,563
Simmons Bedding Company,
7.875%, 1-15-14	3,412	3,156,100
Simmons Company,
0.0%, 12-15-14 (A)(C)	5,000	2,700,000
		20,744,348
Chemicals -- Petroleum and Inorganic - 1.69%
PQ Corporation,
7.5%, 2-15-13 (A)	400	372,000
Resolution Performance Products LLC and RPP Capital Corporation:
9.5%, 4-15-10	4,500	4,556,250
13.5%, 11-15-10	3,875	4,097,812
UAP Holding Corp.,
0.0%, 7-15-12 (C)	4,000	3,465,000
United Agri Products, Inc.,
8.25%, 12-15-11	2,478	2,601,900
		15,092,962
Chemicals -- Specialty - 1.35%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	5,000	4,525,000
0.0%, 6-1-13 (C)	6,750	5,838,750
Ethyl Corporation,
8.875%, 5-1-10	1,650	1,728,375
		12,092,125
Coal - 2.08%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,510,500
James River Coal Company,
9.375%, 6-1-12	5,700	5,963,625
Southern Star Central Corp.,
8.5%, 8-1-10	3,000	3,180,000
		18,654,125
Communications Equipment - 0.14%
AirGate PCS, Inc.,
7.9%, 10-15-11	1,250	1,290,625

Computers -- Main and Mini - 0.20%
Unisys Corporation,
8.0%, 10-15-12	1,950	1,803,750

Computers -- Peripherals - 1.44%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	11,050	8,784,750
Activant Solutions Inc.:
10.05438%, 4-1-10 (A)	800	825,000
10.5%, 6-15-11	3,000	3,285,000
		12,894,750
Construction Materials - 7.56%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	8,625	4,226,250
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	5,616,300
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,462,500
Builders FirstSource, Inc.,
8.59%, 2-15-12	6,400	6,512,000
Interface, Inc.:
7.3%, 4-1-08	2,250	2,272,500
0.375%, 2-1-10	6,180	6,689,850
9.5%, 2-1-14	3,750	3,731,250
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	10,000	10,625,000
MAAX Corporation,
9.75%, 6-15-12	3,750	2,962,500
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,986,250
Nortek, Inc.,
8.5%, 9-1-14	4,750	4,583,750
Ply Gem Industries, Inc.,
9.0%, 2-15-12	7,500	6,656,250
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	400	415,000
WII Components, Inc.,
10.0%, 2-15-12	2,000	1,970,000
		67,709,400
Containers - 3.68%
Alltrista Corporation,
9.75%, 5-1-12	9,700	9,991,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	788,000
9.875%, 10-15-14	1,600	1,560,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	2,000	1,920,000
MDP Acquisitions plc,
9.625%, 10-1-12	6,800	6,800,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,481,250
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	1,600	1,456,000
		32,996,250
Cosmetics and Toiletries - 0.17%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,522,500

Defense - 0.60%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,762,500
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,577,812
		5,340,312
Electrical Equipment - 0.66%
Coleman Cable Inc.,
9.875%, 10-1-12	3,950	3,199,500
Rexnord Corporation,
10.125%, 12-15-12	2,500	2,687,500
		5,887,000
Finance Companies - 3.06%
Dollar Financial Group, Inc.,
9.75%, 11-15-11	6,250	6,437,500
General Motors Acceptance Corporation:
6.75%, 12-1-14	3,700	3,328,598
8.0%, 11-1-31	2,800	2,682,067
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	4,850	4,510,500
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,956,375
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,704,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	850	603,500
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	2,350	2,261,875
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	3,675	3,904,687
		27,389,102
Food and Related - 3.86%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	7,965	8,393,119
Doane Pet Care Company:
10.75%, 3-1-10	6,500	7,068,750
10.625%, 11-15-15 (A)	2,325	2,423,812
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,597,500
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,065,000
9.25%, 11-15-13	850	907,375
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	8,500	8,096,250
		34,551,806
Forest and Paper Products - 1.74%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,235	1,235,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	9,890	9,395,500
8.5%, 10-1-13	3,750	3,750,000
Georgia-Pacific Corporation,
9.5%, 12-1-11	1,100	1,159,125
		15,539,625
Health Care -- General - 2.11%
Omnicare, Inc.,
6.75%, 12-15-13	1,600	1,618,000
Encore Medical IHC, Inc.,
9.75%, 10-1-12	7,250	7,068,750
Eye Care Centers of America, Inc.,
10.75%, 2-15-15	4,600	4,485,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	10,000	5,700,000
		18,871,750
Homebuilders, Mobile Homes - 0.98%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,595,750
Standard Pacific Corp.,
6.5%, 8-15-10	2,400	2,289,000
Technical Olympic USA, Inc.:
7.5%, 3-15-11	1,800	1,604,250
7.5%, 1-15-15	1,500	1,260,000
		8,749,000
Hospital Supply and Management - 4.95%
Accellent Inc.,
10.5%, 12-1-13 (A)	2,325	2,383,125
EGL Acquisition Corp.,
7.625%, 2-1-15	800	770,000
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	4,570	5,198,375
7.75%, 7-15-15	8,300	8,569,750
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(C)	1,500	900,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	4,400	4,488,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	5,750	5,764,375
US Oncology Holdings, Inc.,
9.26375%, 3-15-15	6,975	6,940,125
US Oncology, Inc.:
9.0%, 8-15-12	1,750	1,872,500
10.75%, 8-15-14	2,000	2,220,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	4,875	5,252,813
		44,359,063
Hotels and Gaming - 4.95%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,514,000
HMH Properties, Inc.,
7.875%, 8-1-08	171	172,924
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	6,850	6,781,500
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	6,059,063
MGM MIRAGE:
8.5%, 9-15-10	4,750	5,147,813
8.375%, 2-1-11	2,500	2,675,000
Mandalay Resort Group,
9.375%, 2-15-10	6,500	7,117,500
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	5,465	5,649,444
Station Casinos, Inc.,
6.875%, 3-1-16	3,250	3,323,125
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	900	927,000
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	4,000,000
		44,367,369
Household -- General Products - 0.39%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,476,250

Leisure Time Industry - 0.40%
Royal Caribbean Cruises Ltd.:
8.0%, 5-15-10	1,250	1,357,646
8.75%, 2-2-11	2,000	2,260,000
		3,617,646
Metal Fabrication - 0.35%
Metals USA, Inc.,
11.125%, 12-1-15 (A)	3,100	3,177,500

Motion Pictures - 2.24%
AMC Entertainment Inc.,
8.0%, 3-1-14	2,700	2,443,500
Cinemark, Inc.,
0.0%, 3-15-14 (C)	11,500	8,510,000
Cinemark USA, Inc.,
9.0%, 2-1-13	1,600	1,692,000
LCE Acquisition Corporation,
9.0%, 8-1-14	7,375	7,448,750
		20,094,250
Motor Vehicles - 2.35%
AutoNation, Inc.,
9.0%, 8-1-08	4,750	5,100,312
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,375	2,244,375
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	6,772,500
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	1,500	1,623,750
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,262,500
		21,003,437
Multiple Industry - 2.86%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	800	854,000
Atlas Pipeline Parnters, L.P. and Atlas Pipeline Finance Corp.,
8.125%, 12-15-15 (A)	1,500	1,513,125
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,200,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,700	1,734,000
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	1,950	2,018,250
Compton Petroleum Finance Corporation,
7.625%, 12-1-13 (A)	2,325	2,377,312
IWO Escrow Company:
7.9%, 1-15-12	800	830,000
0.0%, 1-15-15 (C)	3,150	2,275,875
K&F Acquisition, Inc.,
7.75%, 11-15-14	2,764	2,791,640
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15 (A)	4,700	4,277,000
Tyco International Group S.A., Convertible,
3.125%, 1-15-23 (A)	2,750	3,746,875
		25,618,077
Petroleum -- Domestic - 2.88%
Clayton Williams Energy, Inc.,
7.75%, 8-1-13	1,975	1,896,000
Coastal Corporation (The),
9.625%, 5-15-12	4,000	4,410,000
Delta Petroleum Corporation,
7.0%, 4-1-15	800	738,000
Denbury Resources Inc.,
7.5%, 12-15-15	2,300	2,328,750
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,597,500
Frontier Oil Corporation,
6.625%, 10-1-11	3,550	3,621,000
KCS Energy, Inc.,
7.125%, 4-1-12	750	748,125
Stone Energy Corporation,
6.75%, 12-15-14	2,000	1,895,000
Swift Energy Company,
9.375%, 5-1-12	1,000	1,075,000
Whiting Petroleum Corporation,
7.25%, 5-1-12	2,425	2,455,312
		25,764,687
Petroleum -- International - 1.10%
Forest Oil Corporation,
8.0%, 6-15-08	2,500	2,606,250
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14	5,600	5,096,000
Newfield Exploration Company,
7.625%, 3-1-11	2,000	2,140,000
		9,842,250
Petroleum -- Services - 3.43%
Grant Prideco, Inc.,
6.125%, 8-15-15 (A)	800	798,000
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,485,125
9.0%, 6-1-14	750	817,500
Pemex Project Funding Master Trust,
7.375%, 12-15-14	12,200	13,554,200
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,209,544
SESI, L.L.C.,
8.875%, 5-15-11	4,250	4,451,875
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	1,950	1,993,875
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	2,350	2,385,250
		30,695,369
Publishing - 0.54%
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	4,600	4,818,500

Railroad - 1.33%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	5,550	5,730,375
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	5,625	6,159,375
		11,889,750
Real Estate Investment Trust - 2.01%
Host Marriott, L.P.:
9.25%, 10-1-07	4,250	4,483,750
7.125%, 11-1-13	13,000	13,520,000
		18,003,750
Restaurants - 0.09%
Carrols Corporation,
9.0%, 1-15-13	800	778,000

Retail -- Food Stores - 1.52%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,450	2,523,500
Domino's Inc.,
8.25%, 7-1-11	2,406	2,514,270
Stater Bros. Holdings Inc.:
7.99125%, 6-15-10	2,850	2,850,000
8.125%, 6-15-12	5,750	5,692,500
		13,580,270
Retail -- General Merchandise - 0.21%
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	2,650	1,855,000

Retail -- Specialty Stores - 3.07%
CSK Auto, Inc.,
7.0%, 1-15-14	4,750	4,298,750
FTD, Inc.,
7.75%, 2-15-14	3,111	3,079,890
Jean Coutu Group (PJC) Inc. (The),
8.5%, 8-1-14	3,500	3,202,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	8,000	6,540,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	6,235	5,736,200
United Rentals (North America), Inc.,
7.0%, 2-15-14	5,000	4,675,000
		27,532,340
Security and Commodity Brokers - 0.40%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	3,413	3,630,579

Utilities -- Electric - 1.19%
DPL Inc.,
8.25%, 3-1-07	1,570	1,617,100
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13 (A)	1,600	1,618,000
Sierra Pacific Resources,
6.75%, 8-15-17 (A)	2,400	2,388,000
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	2,392	2,406,375
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	2,400	2,598,000
		10,627,475
Utilities -- Gas and Pipeline - 2.27%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,564,916
Northwest Pipeline Corporation,
8.125%, 3-1-10	5,300	5,618,000
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,888,500
7.625%, 7-15-19	3,000	3,217,500
7.75%, 6-15-31	5,700	6,013,500
		20,302,416
Utilities -- Telephone - 8.38%
Alamosa (Delaware), Inc.:
12.0%, 7-31-09	4,353	4,761,094
8.5%, 1-31-12	6,700	7,244,375
American Tower Corporation,
7.5%, 5-1-12	3,750	3,918,750
American Towers, Inc.,
7.25%, 12-1-11	4,750	4,940,000
LCI International, Inc.,
7.25%, 6-15-07	5,150	5,175,750
MCI, Inc.,
6.908%, 5-1-07	5,158	5,196,685
Nextel Communications, Inc.:
5.95%, 3-15-14	2,550	2,563,357
7.375%, 8-1-15	7,500	7,914,885
Nextel Partners, Inc.,
8.125%, 7-1-11	5,100	5,450,625
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	2,750	2,777,500
Qwest Corporation,
8.875%, 3-15-12	5,000	5,637,500
SBA Communications Corporation,
8.5%, 12-1-12	4,583	5,087,130
US Unwired Inc.:
8.74125%, 6-15-10	2,000	2,055,000
10.0%, 6-15-12	6,675	7,509,375
Ubiquitel Operating Company,
9.875%, 3-1-11	4,300	4,762,250
		74,994,276

TOTAL CORPORATE DEBT SECURITIES - 93.48%		$836,891,545

(Cost: $826,754,406)

SHORT-TERM SECURITIES

Capital Equipment - 0.45%
John Deere Capital Corporation,
4.34%, 1-9-06	4,000	3,996,142

Household -- General Products - 1.19%
Fortune Brands Inc.:
4.3%, 1-3-06	6,785	6,783,379
4.5%, 1-4-06	3,856	3,854,554
		10,637,933
Multiple Industry - 2.28%
Detroit Edison Co.:
4.43%, 1-4-06	10,000	9,996,308
4.42%, 1-6-06	5,650	5,646,532
Michigan Consolidated Gas Co.,
4.43%, 1-9-06	4,827	4,822,248
		20,465,088
Utilities -- Gas and Pipeline - 0.96%
Questar Corporation,
4.41%, 1-6-06	8,600	8,594,733

TOTAL SHORT-TERM SECURITIES - 4.88%		$43,693,896

(Cost: $43,693,896)

TOTAL INVESTMENT SECURITIES - 100.00%		$895,257,618

(Cost: $886,439,006)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $75,601,750 or 8.44% of total investments.

(B)Security valued in good faith by the Valuation Committee of the Board of Directors.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006